Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	Goodwill:
Balance at December 31, 2018	$12,625
Translation differences	26
Balance at December 31, 2019	12,651
Translation differences	838
Balance at December 31, 2020	$13,489

Schedule of Intangible Assets

Intangible assets, net, consisted of the following:

	December 31, 2020
	Software	Patents	Intellectual Property	Total
Gross amount beginning of period	$365	$1,418	$5,910	$7,693
Additions	19	-	-	19
Translation differences	16	59	248	323
Gross amount end of period	400	1,477	6,158	8,035

Accumulated amortization	(339)	(1,393)	-	(1,732)
Net Book value	$61	$84	$6,158	$6,303

	December 31, 2019
	Software	Patents	Intellectual Property	Total
Gross amount beginning of period	$428	$1,377	$5,740	$7,545
Additions	73	-	-	73
Translation differences	4	41	170	215
Gross amount end of period	505	1,418	5,910	7,833

Disposals	(140)			(140)
Accumulated amortization	(232)	(1,165)	-	(1,397)
Net Book value	$133	$253	$5,910	$6,296

Schedule of Estimated Amortization Expense	Estimated amortization expense for each of the next five years is:
Year
2021	$119
2022	22
2023	2
2024	1
2025	1
Total	$145